Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share
Schedule of Basic and Diluted Earning per share

	Year ended December 31,
	2017	2016	2015
	€'m	€'m	€'m
Profit/(loss) attributable to equity holders	54	(67)	(140)

	2017	2016	2015
Weighted average number of ordinary shares for basic EPS (millions of shares)	229.6	202.0	202.0
Profit/(loss) per share	€0.24	€(0.33)	€(0.69)